ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)	Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(144)	$52	$(88)	$(180)
Other comprehensive income (loss)	(70)	24	110	64
Ownership changes	(38)	—	1	(37)
Balance as at December 31, 2021	$(252)	$76	$23	$(153)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(169)	$11	$(60)	$(218)
Other comprehensive income (loss)	25	39	(28)	36
Ownership changes	—	2	—	2
Balance as at December 31, 2020	$(144)	$52	$(88)	$(180)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(182)	$9	$(13)	$(186)
Other comprehensive income (loss)	13	2	(47)	(32)
Balance as at December 31, 2019	$(169)	$11	$(60)	$(218)
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(1)Represents net investment hedges, cash flow hedges and other reserves.
Attributable to non-controlling interests - Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(199)	$45	$(77)	$(231)
Other comprehensive income (loss)	(63)	21	99	57
Ownership changes	36	—	—	36
Balance as at December 31, 2021	$(226)	$66	$22	$(138)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(221)	$9	$(52)	$(264)
Other comprehensive income (loss)	22	34	(25)	31
Ownership changes	—	2	—	2
Balance as at December 31, 2020	$(199)	$45	$(77)	$(231)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(232)	$7	$(10)	$(235)
Other comprehensive income (loss)	11	2	(42)	(29)
Balance as at December 31, 2019	$(221)	$9	$(52)	$(264)
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(1)Represents net investment hedges, cash flow hedges and other reserves.